Acquisitions - Schedule of Adjusted Pro Forma Expenses (Details) (10-K) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Business Combinations [Abstract]
Record amortization expense of intangible assets acquired from Boxlight Group and Mimio	$ 385